11008557

NASDAQ

THE NASDAQ OMX GROUP

Received SEC

NOV 16 2011

Washington, DC 20549

CERT NAS
File No. 001-34166

**William Slattery**
Vice President
Listing Qualifications

*By Electronic Delivery to: filer-support@sec.gov*

November 16, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on November 16, 2011, The Nasdaq Stock Market (the "Exchange") received from SunPower Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.001 par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery